Share Capital, Reserves and Accumulated Deficit (Details) ₪ / shares in Units, $ in Thousands, ₪ in Millions	Mar. 31, 2026 USD ($) shares	Oct. 09, 2025 USD ($) shares	May 31, 2026 shares	Mar. 31, 2026 ILS (₪) ₪ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares	Aug. 14, 2024 USD ($) shares
Share Capital, Reserves and Accumulated Deficit [Line Items]
Par value per share (in New Shekels per share) | ₪ / shares						₪ 0.1
Ordinary shares, authorized					1,450,000,000		1,450,000,000
Issued ordinary shares					946,243,356		881,385,256
Warrants to purchase									1,500,000
Fund-raising amount (in Dollars) | $									$ 1,500
Additional paid in capital (in Dollars) | $		$ 1,067			$ 140,219		$ 141,286
Issuance costs (in Dollars) | $					71
Deferred loss (in Dollars) | $					$ 136		$ 1,044		$ 1,128
Ordinary shares issued		64,858,100
Warrant liability (in Dollars) | $		$ 934
Ordinary shares					946,243,356		881,385,256
Par value each (in New Shekels per share) | ₪ / shares						₪ 0.1		₪ 0.1
Warrants [member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Issued ordinary shares									150,000,000
Additional paid in capital (in Dollars) | $					$ 4,020
Number of warrants exercised		1,250,000
Ordinary shares [member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Ordinary shares, authorized					1,450,000,000
Issued ordinary shares		64,858,100			150,000,000				186,479,027
Warrants to purchase									150,000,000
Number of share exercised		125,000,000
Ordinary shares issued					25,000,000
Share capital | $		$ 2,001
Events After the Reporting Period [Member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Issued ordinary shares	400		555,555	400
Share capital				₪ 3.0
Par value each (in New Shekels per share) | ₪ / shares				₪ 0.1
Events After the Reporting Period [Member] | Share Capital Reserves And Accumulated Deficit [Member] | Bottom of range [member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Ordinary shares	100			100
Events After the Reporting Period [Member] | ADS [Member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Ordinary shares	36,842,000			36,842,000
Events After the Reporting Period [Member] | ADS [Member] | Top of range [member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Ordinary shares	400			400
Forecast [Member] | ADS [Member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Number of convertible loan converted into ADS	92,105